Commitments and Contingencies - Capital Commitments (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of commitments [line items]
Capital commitments	¥ 15,303
Property [member]
Disclosure of commitments [line items]
Capital commitments, Contracted for but not provided	1,103
Telecommunications network plant and equipment [member]
Disclosure of commitments [line items]
Capital commitments, Contracted for but not provided	¥ 14,200